LOSSES PER SHARE (Schedule of earnings per share basic and diluted from discontinued operations) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Denominator:
Denominator used for income per share	428,586,305	428,586,305	418,911,292	408,310,122
Numerator:
Net income from discontinued operations attributable to ordinary shareholders | ¥			¥ 12,343	¥ 15,327
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	428,586,305	428,586,305	418,911,292	408,310,122
Denominator used for income per share	428,586,305	428,586,305	418,911,292	408,310,122
Class B Ordinary shares [Member]
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic | ¥			¥ 1,997	¥ 1,391
Denominator:
Denominator used for income per share	33,229,132	33,229,132	74,400,299	74,400,299
Income per share from discontinued operations - basic | ¥ / shares			¥ 0.03	¥ 0.02
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share- diluted | ¥			¥ 1,997	¥ 1,391
Net income from discontinued operations attributable to ordinary shareholders | ¥			¥ 1,997	¥ 1,391
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	33,229,132	33,229,132	74,400,299	74,400,299
Conversion of Class B to Class A ordinary shares	0	0
Denominator used for income per share	33,229,132	33,229,132	74,400,299	74,400,299
Losses per share from discontinued operations-diluted | ¥ / shares			¥ 0.03	¥ 0.02
Income from discontinued operations per ADS:
Income from discontinued operations per ADS - basic | (per share)	¥ 0.00	$ 0.00	0.00	0.00
Income from discontinued operations per ADS - diluted | (per share)	¥ 0.00	$ 0.00	¥ 0.00	¥ 0.00
Class A Ordinary shares [Member]
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic | ¥			¥ 9,247	¥ 6,245
Denominator:
Denominator used for income per share	395,357,173	395,357,173	344,510,993	333,909,823
Income per share from discontinued operations - basic | ¥ / shares			¥ 0.03	¥ 0.02
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share- diluted | ¥			¥ 9,247	¥ 6,245
Reallocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares | ¥			1,997	1,391
Net income from discontinued operations attributable to ordinary shareholders | ¥			¥ 11,244	¥ 7,636
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	395,357,173	395,357,173	344,510,993	333,909,823
Conversion of Class B to Class A ordinary shares	33,229,132	33,229,132	74,400,299	74,400,299
Denominator used for income per share	428,586,305	428,586,305	418,911,292	408,310,122
Losses per share from discontinued operations-diluted | ¥ / shares			¥ 0.03	¥ 0.02
Income from discontinued operations per ADS:
Denominator used for income per ADS - basic	39,535,717	39,535,717	34,451,099	33,390,982
Denominator used for income per ADS - diluted	42,858,631	42,858,631	41,891,129	40,831,012
Income from discontinued operations per ADS - basic | (per share)	¥ 0.00	$ 0.00	¥ 0.27	¥ 0.19
Income from discontinued operations per ADS - diluted | (per share)	¥ 0.00	$ 0.00	¥ 0.27	¥ 0.19